Schedule of Recognized at Fair Value in the Consolidated Financial Statements (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2021
Subsequent Events [Abstract]
Balance of embedded derivative at the beginning of the period			$ 211,345
Balance of embedded derivative at the beginning of the period	$ (211,345)